Note 17 - Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2014
Interest And Finance Costs [Abstract]
Schedule of Interest and Finance Costs [Table Text Block]
Interest and Finance Costs	Year Ended December 31,
	2012	2013	2014
Interest on debt (Note 11)	7,240	4,505	290
Delos termination fee interest (Note 21)	-	139	116
Bank charges	297	964	28
Amortization and write-off of financing fees	1,437	1,835	16
Amortization of debt discount	371	-	-
Total	9,345	7,443	450